Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Emerging Growth Company

Emerging Growth Company Status

The Company is an “emerging growth company”, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can take advantage of an extended transition period for complying with new or revised accounting standards, delaying the adoption of these accounting standards until they would apply to private companies. The Company has elected to use this extended transition period for complying with certain new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (1) is no longer an emerging growth company or (2) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act.

Emerging Growth Company

The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has not elected to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Reclassification

Reclassification

Certain prior period amounts have been reclassified to conform to the current year presentation. These reclassifications had no impact on the Company’s net loss, net cash flows, or stockholders’ deficit.

Reclassification

Certain prior period amounts have been reclassified to conform to the current year presentation. These reclassifications had no impact on the Company’s net loss, net cash flows, or stockholders’ deficit.

Recently Adopted Accounting Pronouncements

Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires public entities, at annual and interim reporting periods, to disclose in a tabular format additional information about specific expense categories in the notes to the consolidated financial statements. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03 on the presentation of its condensed consolidated financial statements and footnotes.

The Company has reviewed other recently issued accounting pronouncements and concluded that either they are not applicable to the business or no material effect is expected upon future adoption.

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires public entities, on an annual basis, to provide disclosure of specific categories in their tax rate reconciliations, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted, and may be applied prospectively or retrospectively. The Company adopted ASU 2023-09 on a prospective basis during the year ended December 31, 2025, and included the required disclosures in Note 6, Income Taxes. The impact of the adoption of this standard was not material to the Company’s financial statements or disclosures.

Recently Issued Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires public entities, at annual and interim reporting periods, to disclose in a tabular format additional information about specific expense categories in the notes to the financial statements. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company does not expect the impact of the adoption of this standard to be material to its financial statements or disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which allows entities to use a simplified approach when estimating credit losses for current accounts receivable and contract assets arising from revenue transactions. The standard update permits consideration of collections after the balance sheet date when estimating expected credit losses, and allows consideration of subsequent collections when estimating credit losses, reducing documentation burden. The adoption of ASU 2025-05 is effective for annual and interim periods within annual reporting periods beginning after December 15, 2025. The Company is currently evaluating the potential effect of this accounting standard update on its financial statements and related disclosures.

Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding annual financial reporting. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business.

The accompanying consolidated financial statements include the accounts of OneMedNet Corporation, formerly Data Knights, and its wholly-owned subsidiary, OneMedNet Technologies Canada Ltd. All intercompany transactions and balances have been eliminated in consolidation.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, including its subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses, and the amounts disclosed in these notes to the consolidated financial statements. Actual results and outcomes may differ materially from management’s estimates, judgments, and assumptions. Significant estimates, judgments, and assumptions used in these financial statements include, but are not limited to, the valuation of the liability classified warrants, SEPA put option liability, convertible debt measured at fair value, revenue recognition and provision for income taxes. Estimates are periodically reviewed in light of changes in circumstances, facts, and experience.

Foreign Currency

Foreign Currency

The Company’s functional currency, including that of the Company’s Canadian subsidiary, OneMedNet Canada, is the United States dollar. Foreign currency gains and losses resulting from remeasurement of assets and liabilities held in foreign currencies and transactions settled in a currency other than the functional currency are included separately as non-operating income or expense in the consolidated statements of operations as a component of other (income) expense, net. The foreign currency amounts recorded for the periods presented were insignificant.

Operating Segments

Operating Segments

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company considers its chief executive officer to be the Company’s CODM. The CODM manages its operations and allocates resources based on the Company’s consolidated results and therefore operates as one segment.

The Company’s operations consist of its real-world data (“RWD”) platform, which enables life sciences and healthcare customers to access curated clinical and imaging datasets, as well as its legacy data exchange (BEAM) platform that facilitates the secure exchange and aggregation of medical imaging data. The Company decommissioned its legacy BEAM platform in May 2025 as part of its strategic transition to a unified real-world data platform. Revenue associated with the BEAM platform was generated through the date of decommissioning and will not continue in future periods.

The Company’s method for measuring segment profitability is operating loss, which the CODM uses to assess performance and make decisions for resource allocation, consistent with the measurement principles for operating loss as reported on the Company’s consolidated statements of operations. The CODM uses consolidated operating loss to set budgets, evaluate margins, review actual results, and to make decisions whether to engage in capital management transactions.

The significant expenses regularly reviewed by the CODM are consistent with those reported on the Company’s consolidated statements of operations, and expenses are not regularly reviewed on a more disaggregated basis for purposes of assessing segment performance and deciding how to allocate resources.

The Company’s disaggregation of revenue by major product offering is consistent with its presentation on the Company’s consolidated statements of operations. The table below provides the Company’s total revenue by geographic region based on the location of the customer (in thousands):

	Year Ended December 31,
	2025	2024
Americas	$608	$401
Europe and Middle East	695	242
Asia Pacific	56	-
Total	$1,359	$643

See Accounts Receivable and Allowance for Credit Losses section below for details on customers that accounted for more than 10% of total accounts receivable and total revenue as of and for the years ended December 31, 2025 and 2024, respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid, short-term investments with a maturity of three months or less when purchased. Cash equivalents consist of money market funds and are carried at cost, which approximates fair value. The balances, at times, may exceed FDIC insured limits. The Company believes that, as of December 31, 2025 and 2024, its risk relating to deposits exceeding federally insured limits was not significant. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

As of December 31, 2025, the Company’s cash equivalents consisted of $0.03 million in money market funds. The Company had no cash equivalents as of December 31, 2024.

Investment in Crypto Assets

Investment in Crypto Assets

The Company reflects crypto assets held at fair value on the consolidated balance sheets and consolidated statements of cash flows, the activity from remeasurement of crypto assets at fair value on the consolidated statements of operations, and the required disclosures in Note 3, Investment in Crypto Assets – Bitcoin.

Crypto assets are generally valued using prices as reported on reputable and liquid exchanges based on the quoted end-of-day price provided by such exchanges as of the date and time of determination. The time used is 23:59 UTC.

Accounts Receivable and Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

Accounts receivable are unsecured, recorded at net realizable value, and do not bear interest. Unbilled receivables arise when data delivery revenue is recognized and the Company has an unconditional right to consideration and only the passage of time is required to receive the consideration. Accounts receivable are considered past due if not paid within the terms established between the Company and the customer. Amounts are only written off after all attempts at collections have been exhausted. The Company determines the need for an allowance for credit losses based upon factors surrounding the credit risk of specific customers, historical trends and other information. Accounts receivable, net includes unbilled receivables of $0.5 million and $0.2 as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the Company established allowances for credit losses of $0.

The Company believes its credit policies are prudent and reflect normal industry terms and business risk. The Company generally does not require collateral from its customers and generally requires payment from 0 to 90 days from the invoice date. For the year ended December 31, 2025, there were three customers that accounted for 10% or more of total revenue. For the year ended December 31, 2024, there were two customers that accounted for 10% or more of total revenue. The following table represents these customers’ aggregate percentage of total revenue:

	Year Ended December 31,
	2025	2024
Customer 1	21%	%
Customer 2	15%	%
Customer 3	12%	%
Customer 4	%	35%
Customer 5	%	17%
Aggregate percent of revenue	48%	52%

As of December 31, 2025, there were three customers that accounted for more than 10% of the Company’s accounts receivable balance. As of December 31, 2024, there were two customers that accounted for more than 10% of the Company’s accounts receivable balance. The following table represents these customers’ aggregate percentage of total accounts receivable:

	As of December 31,
	2025	2024
Customer 1	18%	%
Customer 2	17%	37%
Customer 3	16%	%
Customer 4	%	17%
Aggregate percent of accounts receivable	51%	54%

●	Revenue and/or accounts receivable was less than 10% of revenue and/or accounts receivable.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation and amortization. The straight-line method is used for computing depreciation and amortization. Assets are depreciated and amortized over their estimated useful lives ranging from three to five years. Cost of maintenance and repairs are charged to expense when incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets, including property and equipment, for impairment whenever events or changes in business circumstances indicate that the carrying amount of an asset may not be fully recoverable. An impairment loss would be recognized when the estimated future undiscounted net cash flows from the use of the asset are less than the carrying amount of that asset. There were no such losses during the years ended December 31, 2025 or December 31, 2024.

Fair Value Option of Accounting

Fair Value Option of Accounting

When financial instruments contain various embedded derivatives which may require bifurcation and separate accounting of those derivatives apart from the entire host instrument, if eligible, Accounting Standards Codification (“ASC”) 825, Financial Instruments, allows issuers to elect the fair value option (“FVO”) of accounting for those instruments. The FVO may be elected on an instrument-by-instrument basis and is irrevocable unless a new election date occurs. The FVO allows the issuer to account for the entire financial instrument at fair value with subsequent remeasurements of that fair value recorded through the statements of operations at each reporting date. A financial instrument is generally eligible for the FVO if, amongst other factors, no part of the convertible, or contingently convertible, instrument is classified in stockholders’ equity and the instrument does not contain a beneficial conversion feature at issuance. In addition, because a contingent beneficial conversion feature, if any, is not separately recognized within stockholders’ equity at the issuance date, a convertible debt instrument with a contingent beneficial conversion feature is therefore eligible for the FVO if all other criteria are met.

Based on the eligibility assessment discussed above, the Company concluded that its convertible notes payable is eligible for the FVO and accordingly elected the FVO for those debt instruments. This election was made because of operational efficiencies in valuing and reporting for these debt instruments in their entirety at each reporting date.

The PIPE Notes and Yorkville Note contained embedded derivatives, which required bifurcation and separate accounting under GAAP, for which the Company elected the FVO. In addition, certain term PIPE Notes were issued with separately exercisable and freestanding warrants to purchase common stock, were issued with substantial discounts at issuance and contained certain embedded derivatives to be bifurcated and accounted for separately for those term notes, unless the FVO is eligible and elected. Accordingly, the Company qualified for and elected the FVO for the entire PIPE Notes instruments. The convertible debt and accrued interest at their stated interest rates were initially recorded at fair value as liabilities on the consolidated balance sheets and were subsequently re-measured at fair value at the end of each reporting period presented within the consolidated financial statements. The changes in the fair value of the convertible promissory notes, PIPE Notes and Yorkville Note are recorded in changes in fair value of convertible notes, included as a component of other (income) expenses, net, in the consolidated statements of operations. The change in fair value related to the accrued interest components is also included within the respective single line of change in fair value of convertible notes on the consolidated statements of operations. See additional information on valuation methodologies and significant assumptions used in Note 7 and Note 11.

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates its convertible debt, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. Instruments that meet the definition of a derivative financial instrument and the equity scope exception in ASC 815-10-15-74(a) are classified as equity and are not subject to remeasurement provided that the Company continues to meet the criteria for equity classification. Instruments that are classified as liabilities are accounted for at fair value and remeasured at each reporting date until exercise, expiration, or modification that results in equity classification. Any change in the fair value of the warrants is recognized as change in fair value of warrant liabilities included as a component of other (income) expenses, net in the consolidated statements of operations.

The classification of warrants, including whether warrants should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. The fair value of liability-classified warrants is determined using the Black-Scholes options pricing model (“Black-Scholes model”) which includes Level 3 inputs, as shown in Note 11 to the consolidated financial statements.

Modification of Equity Classified Warrants

Modification of Equity Classified Warrants

A change in the terms or conditions of a warrant is accounted for as a modification. For a warrant modification accounted for under ASC 815, the effect of a modification shall be measured as the difference between the fair value of the modified warrant over and the fair value of the original warrant immediately before its terms are modified, with each measured on the modification date. The accounting for any incremental fair value of the modified warrants over the original warrants is based on the specific facts and circumstances related to the modification. When a modification is directly attributable to an equity offering, the incremental change in fair value of the warrants is accounted for as an equity issuance cost. When a modification is directly attributable to a debt financing, the incremental change in fair value of the warrants is accounted for as a debt discount or debt issuance cost. For all other modifications, the incremental change in fair value is recognized as a deemed dividend.

Debt Modifications and Extinguishments

Debt Modifications and Extinguishments

The Company evaluates all modifications to its debt obligations in accordance with ASC 470-60, Debt-Troubled Debt Restructurings by Debtors (“ASC 470-60”). A modification is a troubled debt restructuring (“TDR”) if both (1) the borrower is experiencing financial difficulty, and (2) the lender grants the borrower a concession. In determining if a company is experiencing financial difficulties for a TDR, as contemplated by the applicable standard, several factors are considered including whether the Company is currently in payment default on any debt, if there is a high probability of future default without modification, bankruptcy considerations, or if there is substantial doubt about the Company’s ability to continue as a going concern. A lender is granting a concession when the effective borrowing rate on the restructured debt is less than the effective borrowing rate on the original debt. If a debt restructuring involves a transfer of assets or the issuance of an equity interest in full satisfaction of a debt obligation, a concession is granted if the debt’s carrying amount exceeds the fair value of such assets or equity interests.

The recognition and measurement of the impact of a TDR on the condensed consolidated financial statements depends on whether the fair value of consideration transferred or future undiscounted cash flows specified by the new terms are greater (gain is recorded in the condensed consolidated statements of operations for the difference) or less (no gain is recorded in the condensed consolidated statements of operations for the difference) than the carrying value of the debt.

If a TDR is determined not to have occurred, the Company evaluates the modification in accordance with ASC Topic 470-50-40 (“ASC 470-50”), which requires modification to debt instruments to be evaluated to assess whether debt modification or debt extinguishment accounting is applicable. This evaluation includes analyzing whether there are significant and consequential changes to the economic substance of the debt. If the change is deemed insignificant then the change is considered a debt modification, whereas if the change is substantial the change is reflected as a debt extinguishment.

If debt extinguishment guidance applies, the Company accounts for the income or loss from extinguishment of debt by comparing the difference between the reacquisition price and the net carrying amount of the debt being extinguished and recognizes this as gain or loss when the debt is extinguished.

If debt modification guidance applies, no gain or loss is recorded and the effective interest rate of the debt is updated based on the carrying value of the debt and the revised future cash flows. Any previously capitalized debt issuance costs in a debt modification are amortized as interest expense over the term of the new debt instrument.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1 - Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2 - Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 - Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

When quoted market prices are available in active markets, the fair value of assets and liabilities is estimated within Level 1 of the valuation hierarchy. If quoted prices are not available, then fair values are estimated by using pricing models, quoted prices of assets and liabilities with similar characteristics, or discounted cash flows, within Level 2 of the valuation hierarchy. In cases where Level 1 or Level 2 inputs are not available, the fair values are estimated by using inputs within Level 3 of the hierarchy.

The Company has determined the estimated fair value of its financial instruments based on appropriate valuation methodologies; however, considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair values can be materially affected by using different assumptions or methodologies. The methods and assumptions used in estimating the fair values of financial instruments are based on carrying values and future cash flows.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, convertible notes payable, liability classified financial instruments and certain privately issued warrants. The carrying amounts of cash and cash equivalents and accounts payable financial instruments approximate their fair value due to their short-term nature. The carrying amount of accounts receivable is net of an allowance that reflects management’s best estimate of expected credit losses. See Note 11 for fair value measurements.

Treasury Stock

Treasury Stock

The Company records the repurchase of its common stock, par value $0.0001 per share at cost on the trade date of the transaction. These shares are considered treasury stock, which is a reduction to stockholders’ equity (deficit). Treasury stock is included in authorized and issued shares but excluded from outstanding shares.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, which aligns revenue recognition with the transference of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

This core principle is achieved to the application of a five-step model: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to performance obligations in the contract, and (5) recognize revenue as performance obligations are satisfied. Payment terms between customers related to product and services sales vary by the type of customer, country of sale, and the products or services offered and could result in an unbilled receivable or deferred revenue balance depending on whether the performance obligation has been satisfied (or partially satisfied).

Revenue from all customers is recognized when a performance obligation is satisfied by transferring control of a distinct good or service to a customer. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account under Topic 606. A contract’s transaction price is allocated to each distinct performance obligation in proportion to the standalone selling price for each and recognized as revenue when, or as, the performance obligation is satisfied.

Individual promised goods and services in a contract are considered a performance obligation and accounted for separately if the good or service is distinct. A good or service is considered distinct if the customer can benefit from the good or service on its own or with other resources that are readily available to the customer and the good or service is separately identifiable from other promises in the arrangement.

The transaction price for the products is the invoiced amount. Advanced billings from contracts are deferred and recognized as revenue when earned. Revenue is recognized only to the extent that it is probable that a significant reversal of revenue will not occur and when collection is considered probable. The Company excludes from revenue taxes collected from a customer that are assessed by a governmental authority and imposed on and concurrent with a specific revenue-producing transaction. Deferred revenue consists of payments received in advance of performance under the contract. Such amounts are generally recognized as revenue over the contractual period. The Company receives payments from customers based upon contractual billing schedules. Accounts receivable is recorded when the right to consideration becomes unconditional. Payment terms on invoiced amounts typically range from zero to 90 days, with typical terms of 30 days.

Subscription Revenue

Subscription revenues are generated from the Company’s data exchange (BEAM) product, which is a medical imaging exchange platform between hospital/healthcare systems, imaging centers, physicians and patients. Subscription revenue is recognized over time as the customer consumes the benefits of the services as the Company stands ready to provide access to the programs throughout the subscription period. Subscription customers are invoiced either quarterly or annually in advance with the customer contracts automatically renewing unless the customer issues a cancellation notice.

Data Delivery Revenue

Data delivery revenues are generated from the Company’s proprietary iRWD™ (Imaging Real-World Data) platform, which provides regulatory grade imaging and clinical data in the pharmaceutical, device manufacturing, clinical research organizations, and artificial intelligence markets. Data delivery customers are invoiced in installments as the related data is delivered. Revenue from the sale of data delivery products is recognized at a point in time using an output measure of progress, which is based on the number of data units delivered relative to the total data units committed by the customer.

Income Taxes

Income Taxes

The Company recognizes income taxes under the asset and liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities, at enacted statutory tax rates in effect for the years in which the differences are expected to reverse. The Company establishes a valuation allowance if it believes it is more likely than not that the deferred tax assets will not be recovered based on an evaluation of all available evidence.

The Company determines whether it is more likely than not that a tax position will be sustained upon examination. If it is not more likely than not that a position will be sustained, none of the benefit attributable to the position is recognized. The tax benefit to be recognized for any tax position that meets the more-likely-than-not recognition threshold is calculated as the largest amount that is more than 50% likely to be realized upon resolution of the contingency. The Company accounts for interest and penalties related to uncertain tax positions as part of its provision for income taxes.

Patents and Trademarks

Patents and Trademarks

Costs associated with the submission of a patent application are expensed as incurred given the uncertainty of the patents resulting in probable future economic benefits to the Company and are included in research and development expenses on the consolidated statements of operations.

Research and Development

Research and Development

The Company accounts for its research and development (“R&D”) costs in accordance with ASC 730, Research and Development (“ASC 730”). ASC 730 requires that R&D costs are generally recognized as an expense as incurred. However, some costs associated with R&D activities that have an alternative future use (e.g., materials, equipment, facilities) may be capitalizable. For the years ended December 31, 2025 and December 31, 2024, research and development expenditures were charged to operating expense as incurred.

Stock-based Compensation

Stock-based Compensation

The Company accounts for its stock-based compensation awards in accordance with FASB ASC Topic 718, Compensation – Stock Compensation (“ASC 718”). The Company has issued stock options and restricted stock units (“RSUs”). In accordance with ASC 718, the Company recognizes compensation expense for all stock-based awards based on the estimated grant-date fair value.

The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options granted. The determination of fair value for stock options on the date of grant using an option-pricing model requires management to make certain assumptions including expected volatility, expected term, risk-free interest rate and expected dividends in addition to the Company’s common stock valuation.

For RSUs, the fair value of an RSU is equal to the market price of the Company’s common stock (“Common Stock”) on the grant date. The Company recognizes forfeitures as they occur. Stock-based compensation expense for stock-based awards is recognized on a straight-line basis based on the grant date fair value over the associated service period of the award, which is generally the vesting period. Stock-based awards generally vest over three-year service periods and stock options expire after ten years.

The Company records stock-based compensation expense to cost of revenue, general and administrative expense, sales and marketing expense or research and development expense based on the underlying function of the individual that was granted the stock-based compensation award. Shares issued upon stock option exercise and RSU vesting are newly issued shares.

Net Loss per Share

Net Loss per Share

The Company calculates basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for participating securities. Certain warrants participate in distributions of the Company. The pre-funded warrants associated with the July 2024, September 2024 and June 2025 private placements (see Note 8) are considered outstanding shares in the basic earnings per share calculation given their nominal exercise price. In addition, the shares issuable pursuant to the forward contracts are considered outstanding shares in the basic earnings per share calculation because there is no consideration (see Note 8 and Note 10). The net loss attributable to common stockholders is not allocated to the warrant holders as the warrant holders do not have a contractual obligation to share in losses. Basic net loss per share is calculated by dividing the net loss by the weighted-average number of common shares outstanding for the period. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of shares of Common Stock and common stock equivalents outstanding for the period. Common stock equivalents are only included when their effect is dilutive. The Company’s potentially dilutive securities, including outstanding RSUs under the Company’s equity incentive plan, warrants to purchase Common Stock, convertible debt, deferred underwriter fees and loan extensions have been excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding to the Company’s net loss position.

As a result of the Company reporting net loss attributable to common stockholders for all periods presented herein, the following common stock equivalents were excluded from the computation of diluted net loss per common share for the years ended December 31, 2025 and 2024 because including them would have been antidilutive (in thousands):

	Year Ended December 31,
	2025	2024
Restricted stock units	3,211,252	1,625,404
Convertible debt	-	8,549,417
Warrants for common stock	12,314,114	12,364,114
Deferred underwriter fees	-	3,174,999
Loan extensions	330,000	3,274,182
Total common stock equivalents	15,855,366	28,988,116

General and Administrative

General and Administrative

General and administrative expenses include all costs that are not directly related to satisfaction of customer contracts. General and administrative expenses include items for the Company’s selling and administrative functions, such as sales, finance, legal, human resources, and information technology support. These functions include costs for items such as salaries and benefits and other personnel-related costs, maintenance and supplies, professional fees for external legal, accounting, and other consulting services, and depreciation expense.